CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 62,344	$ 8,540	¥ (89,333)	¥ (282,630)
Net loss from discontinued operations	82,341	11,281	205,808	350,728
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	28,978	3,970	36,941	40,053
Inventory write-down	(10,079)	(1,381)	9,363	(1,147)
Share-based compensation	16,450	2,254	106	19,560
Allowance for credit losses	(4,359)	(597)	1,242	7,972
Loss of disposal of property and equipment	364	50	1,378	78
Deferred income tax expenses (benefits)	(4,773)	(654)	2,044	(3,974)
Investment income	(50)	(7)	462
Foreign currency exchange gains, net	(225)	(30)
Changes in operating assets and liabilities:
Accounts and notes receivable from third parties	18,264	2,502	11,677	5,327
Accounts receivable from a related party	(588,030)	(80,560)	(4,370)
Inventories	55,057	7,543	13,841	47,289
Prepaid expenses and other current assets	22,497	3,082	(7,448)	(21,484)
Other receivables from related parties	452,950	62,054	5,217	29,301
Amounts due to related parties	(2,609)	(357)	1,089	2,328
Accounts and notes payable	454,697	62,293	(148,737)	(56,926)
Advances from customers	(18,296)	(2,507)	(7,102)	26,606
Income tax payables	8,088	1,108	1,124	(26,145)
Accrued expenses and other liabilities	8,666	1,187	12,667	3,517
Lease liabilities	(1,280)	(174)	(4,650)	(5,756)
Net cash provided by continuing operating activities	580,995	79,596	41,319	134,697
Net cash provided by (used in) discontinued operating activities	135,033	18,499	(144,547)	(418,866)
Net cash provided by (used in) operating activities	716,028	98,095	(103,228)	(284,169)
Cash flows from investing activities
Purchase of equipment	(28,606)	(3,918)	(103,372)	(150,382)
Purchase of lease hold improvement	(928)	(127)	(415)	(740)
Purchase of intangible assets			(653)	(4,564)
Purchase of short-term investments	(87,430)	(11,978)	(39,694)	(11,155)
Maturity of short-term investments	34,241	4,691	28,973	11,895
Disposal of property and equipment	416	57	898	12
Placement of short-term deposits	(406,828)	(55,735)	(176,686)
Maturities of short-term deposits	470,459	64,453
Cash receipt from disposals of discontinued operations	65,000	8,905
Cashout due to the unconsolidated of discontinued operations	(348,136)	(47,694)
Net cash used in continuing investing activities	(301,812)	(41,346)	(290,949)	(154,934)
Net cash provided by discontinued investing activities	136,918	18,758	92,023	469,481
Net cash provided by (used in) investing activities	(164,894)	(22,588)	(198,926)	314,547
Cash flows from financing activities
Proceeds from exercise of vested share options	110	15	19	2,936
Receipt of borrowing	58,513	8,016	49,091	118,662
Repayment of borrowing	(59,998)	(8,220)	(27,128)
Capital injection in subsidiaries from an investor or a non-controlling shareholder	1,000	137	115
Repurchase of ordinary shares	(4,283)	(587)	(6,440)	(8,035)
Net cash provided by (used in) continuing financing activities	(4,658)	(639)	15,657	113,563
Net cash provided by (used in) discontinued financing activities	(30,000)	(4,110)	100,000
Net cash provided by (used in) financing activities	(34,658)	(4,749)	115,657	113,563
Effect of exchange rate changes on cash and cash equivalents	14,649	2,006	9,643	46,482
Net increase (decrease) in cash and cash equivalents and restricted cash	531,125	72,764	(176,854)	190,423
Cash and cash equivalents and restricted cash at the beginning of the year	636,355	87,180	813,209	622,786
Cash and cash equivalents and restricted cash at the end of the year	1,167,480	159,944	636,355	813,209
Less: cash, cash equivalents and restricted cash held for sales at end of the year			(411,028)	(385,000)
Cash, cash equivalents and restricted cash of continuing operations, end of the year	1,167,480	159,944	225,327	428,209
Cash and cash equivalents of continuing operations at the end of the year	1,026,188	140,587	206,405	401,699
Restricted cash of continuing operations at the end of the year	141,292	19,357	18,922	26,510
Supplemental disclosures of cash flow information:
Cash paid for income tax, net	(2,226)	(305)	(187)	(26,708)
Cash paid for interest expense	(5,734)	(786)	(5,644)	(3,362)
Acquisition of equipment in form of other payable	¥ 40,183	$ 5,505	¥ 50,158	¥ 8,122